Short-term bank loans - Additional Information (Details)					1 Months Ended				12 Months Ended
	Jul. 09, 2020 CNY (¥) item	Apr. 27, 2020 CNY (¥) item	Jan. 06, 2020 CNY (¥) item	Nov. 04, 2019 CNY (¥)	Apr. 30, 2021 CNY (¥)	Apr. 30, 2021 USD ($)	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jul. 09, 2020 USD ($)	Apr. 27, 2020 USD ($)	Jan. 06, 2020 USD ($)	Nov. 04, 2019 USD ($)	Mar. 18, 2019 CNY (¥)	Mar. 18, 2019 USD ($)	Feb. 26, 2019 CNY (¥)	Feb. 26, 2019 USD ($)
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable | $										$ 5,564,790	$ 6,861,208
Interest Expense | $										300,125	443,262	$ 626,343
Loan payable to Bank of China Lishui Branch [Member] | Tantech Bamboo [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount			¥ 17,780,000												$ 2,725,674		¥ 18,780,000	$ 2,696,808
Debt Instrument, Term			6 months
Debt Instrument, Interest Rate, Stated Percentage			5.88%												5.88%		6.05%	6.05%
Debt Instrument, Collateral Amount			¥ 25,960,000												$ 4,000,000
Number of related paties			3
Loan payable to Bank of China Lishui Branch [Member] | Tantech Charcoal [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount	¥ 19,300,000		¥ 10,000,000										$ 2,958,690		$ 1,533,000				¥ 10,000,000	$ 1,436,000
Debt Instrument, Term	1 year		6 months
Debt Instrument, Interest Rate, Stated Percentage	4.85%		4.00%										4.85%		4.00%				4.35%	4.35%
Debt Instrument, Collateral Amount			¥ 10,000,000												$ 1,500,000
Number of related paties	2
Number of third party	1
Number of individual related party	3		2
Number of properties collateralized for loan			2
Loan payable to Bank of China Lishui Branch [Member] | Building And Land Use Right [Member] | Tantech Bamboo [Member]
Short-term Debt [Line Items]
Debt Instrument, Collateral Amount																	¥ 25,960,000	$ 3,700,000
Loan payable to Bank of China Lishui Branch [Member] | Building And Land Use Right [Member] | Tantech Charcoal [Member]
Short-term Debt [Line Items]
Debt Instrument, Collateral Amount	¥ 25,960,000												$ 4,000,000
Loan payable to Shanghai Pudong Development ("SPD") Bank Lishui Branch [Member] | Tantech Bamboo [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount		¥ 19,000,000		¥ 19,000,000										$ 2,912,700		$ 2,728,400
Debt Instrument, Term		1 year
Debt Instrument, Interest Rate, Stated Percentage		4.785%		5.22%										4.785%		5.22%
Debt Instrument, Collateral Amount		¥ 29,250,000		¥ 29,250,000										$ 4,500,000		$ 4,200,000
Number of related paties		3		3
Amount of loan repaid					¥ 16,000,000	$ 2,452,800	¥ 1,000,000	$ 153,300	¥ 2,000,000	306,600
Notes Payable to Banks [Member]
Short-term Debt [Line Items]
Interest Expense | $										$ 300,125	$ 421,646	$ 378,857